Income Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Income by Tax Jurisdictions

Income by tax jurisdictions:

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Income/(loss) before tax
Income from Chinese mainland operations	-	-	45,501
Loss from non-Chinese mainland operations	(5,078)	(21,890)	(56,771)
Total loss before income taxes and share of loss of affiliates	(5,078)	(21,890)	(11,270)

Schedule of Income Tax Benefit

Income tax benefit are comprised of the following:

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Income tax expenses applicable to Chinese mainland operations:
Current income tax expense	-	-	72
Deferred tax benefit	-	-	(455)
Subtotal income tax expenses applicable to Chinese mainland operations	-	-	(383)
Income tax expenses applicable to non-Chinese mainland operations	-	-	-
Total income tax benefit	-	-	(383)

Schedule of Deferred Income Tax Assets and Liabilities

The principal components of the deferred income tax assets and liabilities are as follows:

	As of June 30,
	2025	2026
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	-	25,609
Valuation allowances	-	(25,609)
Total	-	-

	As of June 30,
	2025	2026
	RMB	RMB
Deferred tax liabilities:
Fair value adjustments of long-lived assets from business acquisition	-	7,168
Total	-	7,168

Schedule of Movements of the Valuation Allowance

The movements of the valuation allowance are as follows:

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Balance at the beginning of the year	-	-	-
Business combination	-	-	17,997
Addition	-	-	7,612
Balance at the end of the year	-	-	25,609

Schedule of Reconciliation between the Provision for Income Taxes

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income before income taxes and income of affiliates, and the actual provision for income taxes is as follows:

	Year Ended June 30,
	2024		2025		2026
	RMB	%	RMB	%	RMB	%
Loss from continuing operations before income taxes and share of loss of affiliates	(5,078)		(21,890)		(11,270)
Statutory tax rate	25%		25%		25%
Income tax benefits computed at statutory tax rate	(1,270)	25.00%	(5,473)	25.00%	(2,818)	25.00%
Other jurisdictions’ tax effects	1,270	(25.00)%	5,473	(25.00)%	5,149	(45.69)%
Cayman	1,270	(25.00)%	5,473	(25.00)%	5,181	(45.97)%
—Effect on tax rates in different tax jurisdictions	1,270	(25.00)%	5,473	(25.00)%	5,181	(45.97)%
Other jurisdictions	-	-	-	-	(32)	0.28%
True-up temporary book/tax differences	-	-	-	-	2,569	(22.80)%
Tax impact on disposal of subsidiary	-	-	-	-	5,029	(44.62)%
Non-taxable or non-deductible items	-	-	-	-	119	(1.06)%
Effect of tax holidays on concessionary rates granted to Chinese mainland entities	-	-	-	-	(800)	7.10%
Change in valuation allowance for deferred tax assets	-	-	-	-	(7,612)	67.54%
Additional tax deduction	-	-	-	-	(1,143)	10.14%
Other	-	-	-	-	(876)	7.78%
Income tax benefit	-	-	-	-	(383)	3.39%

Schedule of Income Tax Disaggregated by Foreign Taxes and PRC EIT

The income taxes paid (net of refunds) amount disaggregated by foreign taxes and PRC EIT taxes for continuing operations are as follows:

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Chinese mainland EIT taxes	-	-	24
non-Chinese mainland EIT taxes	-	-	-
Total income taxes paid	-	-	24